Trade and Other Receivables (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Bottom of Range [Member]
Trade and Other Receivables [Line Items]
Credit term	30 days	30 days
Top of Range [Member]
Trade and Other Receivables [Line Items]
Credit term	120 days	120 days